U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.   Name and address of issuer:

               MainStay Institutional Funds Inc.
               51 Madison Avenue
               New York, NY  10010

          2. Name of each series or class of funds for which this notice is filed:

               The Institutional Class and the Institutional Service Class of the following Funds:

               Money Market Fund
               Short-Term Bond Fund
               Bond Fund
               Indexed Bond Fund
               Multi-Asset Fund
               Value Equity Fund
               Growth Equity Fund
               Indexed Equity Fund
               EAFE Index Fund
               International Bond Fund
               International Equity Fund

          3.   Investment Company Act File Number:  811-6175

               Securities Act File Number:  33-36962

          4.   Last day of fiscal year for which this notice is filed:

               12/31/95

          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [    ]

          6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

               Not applicable

          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

          8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                         24,692,373 shares
                         $141,229,003

          9. Number and aggregate sale price of securities sold during the fiscal year:

                         259,863,517 shares
                         $948,490,454

          10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                         235,171,144 shares
                         $807,261,451

          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Included in Item 9

          12.  Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item
                         10):  $807,261,451

               (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): +0

               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                         -687,174,548

               (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable): +0

               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable): 120,086,093

               (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/29 of 1%

               (vii)     Fee due (line (i) or line (v) multiplied by line
                         (vi)):  $41,409.28

          Instruction:   Issuers should complete lines (ii), (iii), (iv),
                         and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                         See Instruction C.3.

          13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                            [ x ]

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               2/23/96

                                      SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

          By (Signature and Title):*    MAINSTAY INSTITUTIONAL FUNDS INC.


                                        /s/Anthony Polis, Treasurer

          Date:  February 23, 1996


          * Please print the name and title of the signing officer below the signature.

                                  February 26, 1996







          MainStay Institutional Funds Inc.
          51 Madison Avenue
          New York, NY  10010

          Dear Sirs:

                    As counsel for the MainStay Institutional Funds Inc. (the "Company") during the fiscal year ended December 31, 1995, we are familiar with the Company's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of common stock (the "Shares") under the Securities Act of 1933 (File No. 33-36962) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

                    Based upon the foregoing, it is our opinion with respect to the Shares, the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Notice") being filed by the Company for its fiscal year ended December 31, 1995, assuming such Shares were sold at the public offering price and delivered by the Company against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued and fully paid and non-assessable.

                    We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Company with the Securities and Exchange Commission for the Company's fiscal year ended December 31, 1995.

                                             Very truly yours,